Condensed Consolidated Balance Sheets - USD ($)	May 31, 2025		Aug. 31, 2024		Aug. 31, 2023
Current assets
Cash and cash equivalents	$ 81,016		$ 152,985		$ 779,049
Accounts receivable	59,495		62,914		44,130
Inventories	435,021		460,047		630,478
Deposit, prepayments and other receivables	82,182		114,806		617,507
Total current assets	657,714		790,752		2,071,164
Non-current assets
Property, plant and equipment, net	278,951		357,778		463,387
Operating lease right-of-use assets	138,640		199,647		271,021
Deferred offering cost	3,210,094		449,576
Technology-related intangible assets, net	48,774,101		51,481,358		76,218,786
Total non-current assets	52,401,786		52,488,359		76,953,194
TOTAL ASSETS	53,059,500		53,279,111		79,024,358
Current liabilities
Accounts payable and accruals	282,062		267,900		170,888
Other payables	164,411		95,831		27,487
Deferred revenue	16,014		10,012		440,069
Hire purchase creditor	7,075		8,758		9,224
Amounts due to shareholders	2,174,737		1,202,692		232,095
Operating lease liabilities	97,619		99,445		84,879
Total current liabilities	2,741,918		1,684,638		964,642
Non-current liabilities
Hire purchase creditor			4,320		10,531
Operating lease liabilities	46,870		108,891		198,163
Total non-current liabilities	46,870		113,211		208,694
TOTAL LIABILITIES	2,788,788		1,797,849		1,173,336
Commitments and contingencies (Note 14)
Shareholders’ equity
Common stock, 250,000,000 authorized; $0.001 par value, 25,685,591 and 25,577,734 shares issued and outstanding as at August 31, 2024 and August 31, 2023	27,181	[1]	25,686	[1],[2]	25,578	[2]
Additional paid in capital	97,492,063		91,513,818		90,447,874
Shares to be issued					1,066,052
Accumulated other comprehensive loss	(129,114)		(48,827)		(17,036)
Accumulated deficit	(46,280,904)		(39,401,857)		(13,523,266)
Non-controlling interest	(838,514)		(607,558)		(148,180)
Total shareholders’ equity	50,270,712		51,481,262		77,851,022
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 53,059,500		$ 53,279,111		$ 79,024,358

[1]	Retroactively restated to reflect 1-for-4 share consolidation effective on September 11, 2024.
[2]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.